Shareholders' Equity - Additional Information (Details) - USD ($)					1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Oct. 28, 2022	Oct. 28, 2022	Aug. 31, 2021	Jan. 25, 2021	Aug. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Apr. 27, 2023	Mar. 23, 2023	Sep. 29, 2022
Class Of Stock [Line Items]
Preference shares, shares authorized						5,000,000		5,000,000	5,000,000
Preference shares, par value						$ 0.0001		$ 0.0001	$ 0.0001
Preference shares, shares issued						0		0	0
Preference shares, shares outstanding						0		0	0
Ordinary shares, shares issued												28,750,000
Ordinary shares, shares outstanding	23,264,839	23,264,839										28,750,000
Payments of stock issuance costs							$ 7,000	$ 613,329
Common stock, conversion basis						one-for-one basis			one-for-one basis
Percentage of common stock issued and outstanding						20.00%			20.00%
Warrant issuance, description						No fractional warrants will be issued upon separation of the Units and only whole warrants will trade. Accordingly, unless you purchase at least two Units, you will not be able to receive or trade a whole warrant.			No fractional warrants will be issued upon separation of the Units and only whole warrants will trade. Accordingly, unless you purchase at least two Units, you will not be able to receive or trade a whole warrant.
Warrants expiration period						5 years			5 years
Warrant redemption period						30 days
Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized						500,000,000		500,000,000	500,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common stock voting rights						one vote			one vote
Ordinary shares, shares issued						0		0	0			23,000,000
Ordinary shares, shares outstanding	17,514,839	17,514,839				0		0	0			23,000,000
Temporary equity, shares subject to possible redemption						2,080,915		23,000,000	2,457,892	376,977	2,457,892
Class B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized						50,000,000		50,000,000	50,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common stock voting rights						one vote			one vote
Ordinary shares, shares issued						5,750,000		5,750,000	5,750,000			5,750,000
Ordinary shares, shares outstanding	5,750,000	5,750,000	5,750,000		5,750,000	5,750,000		5,750,000	5,750,000			5,750,000
Shares Subject to Possible Redemption | Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued						2,080,915		23,000,000	2,080,915
Ordinary shares, shares outstanding						2,080,915		23,000,000	2,080,915
Temporary equity, shares subject to possible redemption	20,542,108	20,542,108				23,000,000			23,000,000
Payments of stock issuance costs	$ 210,161,773.71	$ 210,161,773
Warrants
Class Of Stock [Line Items]
Warrants price						$ 0.01			$ 0.01
Warrant redemption period									30 days
Warrants | Class A Ordinary Shares
Class Of Stock [Line Items]
Warrant redemption period						30 days			30 days
Threshold trading days for redemption of warrants									20 days
Minimum threshold written notice period for redemption of warrants									30 days
Share price						$ 18			$ 18
Warrants | IPO
Class Of Stock [Line Items]
Number of warrants issued						21,550,000			21,550,000
Warrants | Public Warrants
Class Of Stock [Line Items]
Number of warrants issued						11,500,000			11,500,000
Warrants | Private Placement Warrants
Class Of Stock [Line Items]
Number of warrants issued						10,050,000			10,050,000
Sponsor | Class B Ordinary Shares
Class Of Stock [Line Items]
Payments of stock issuance costs				$ 25,000
Exchange for issuance of common stock shares				7,187,500
Number of common stock surrendered			1,437,500		1,437,500
Previously Reported | Shares Subject to Possible Redemption | Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued									2,457,892
Ordinary shares, shares outstanding									2,457,892